Debt - Intesa Sanpaolo (Details) - EUR (€) € in Millions	Dec. 31, 2020	Jun. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 21,117		€ 12,901	€ 15,597
Intesa Sanpaolo Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum amount available under credit facility		€ 6,300
Guarantee received for line of credit		80.00%
Borrowings	€ 6,300